Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Defiance Autism Impact ETF
Shareholder Report [Line Items]
Fund Name	Defiance Autism Impact ETF
Class Name	Defiance Autism Impact ETF
Trading Symbol	ASD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Autism Impact ETF for the period of June 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/asd/. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/asd/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance Autism Impact ETF	$7	0.79%
[1],[2]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.79%	[2]
Net Assets	$ 1,351,025
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,351,025
Number of Holdings	39
Portfolio Turnover	22%
30-Day SEC Yield	0.74%
30-Day SEC Yield Unsubsidized	0.74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Health Care	87.8%
Consumer Discretionary	12.0%
Cash & Other	0.2%

Top 10 Issuers	(%)*
Definium Therapeutics, Inc.	4.8%
Neuren Pharmaceuticals Ltd.	3.2%
LifeStance Health Group, Inc.	3.0%
Otsuka Holdings Co. Ltd.	3.0%
Acadia Healthcare Co., Inc.	2.9%
ACADIA Pharmaceuticals, Inc.	2.9%
MapLight Therapeutics, Inc.	2.9%
AbbVie, Inc.	2.7%
BrightSpring Health Services, Inc.	2.7%
Revvity, Inc.	2.7%

Updated Prospectus Web Address	https://www.defianceetfs.com/asd/
Defiance Drone and Modern Warfare ETF
Shareholder Report [Line Items]
Fund Name	Defiance Drone and Modern Warfare ETF
Class Name	Defiance Drone and Modern Warfare ETF
Trading Symbol	JEDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Drone and Modern Warfare ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/jedi/. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/jedi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Drone and Modern Warfare ETF	$38	0.69%
[3]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%
Net Assets	$ 152,795,011
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$152,795,011
Number of Holdings	44
Portfolio Turnover	66%
30-Day SEC Yield	-0.61%
30-Day SEC Yield Unsubsidized	-0.61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Industrials	62.3%
Information Technology	28.5%
Communication Services	8.8%
Cash & Other	0.4%

Top 10 Issuers	(%)*
Redwire Corp.	11.6%
Unusual Machines, Inc.	10.9%
Ondas, Inc.	6.7%
Intuitive Machines, Inc.	5.8%
Rocket Lab Corp.	5.3%
C3.ai, Inc.	4.8%
Red Cat Holdings, Inc.	4.6%
AST SpaceMobile, Inc.	4.3%
Archer Aviation, Inc.	4.0%
AeroVironment, Inc.	3.0%

Updated Prospectus Web Address	https://www.defianceetfs.com/jedi/
Defiance Quantum ETF
Shareholder Report [Line Items]
Fund Name	Defiance Quantum ETF
Class Name	Defiance Quantum ETF
Trading Symbol	QTUM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Quantum ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/qtum/. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/qtum/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Quantum ETF	$25	0.40%
[4]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.40%
Net Assets	$ 6,261,300,187
Holdings Count | $ / shares	88
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,261,300,187
Number of Holdings	88
Portfolio Turnover	28%
30-Day SEC Yield	1.13%
30-Day SEC Yield Unsubsidized	1.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Information Technology	82.4%
Industrials	8.7%
Communication Services	5.1%
Consumer Discretionary	2.0%
Health Care	1.1%
Cash & Other	0.7%

Top 10 Issuers	(%)*
Mount Vernon Liquid Assets Portfolio, LLC	13.9%
Horizon Quantum Holdings Ltd.	2.4%
Arqit Quantum, Inc.	2.4%
Quantinuum, Inc.	1.6%
Astera Labs, Inc.	1.6%
Applied Materials, Inc.	1.5%
KLA Corp.	1.5%
MKS, Inc.	1.5%
Onto Innovation, Inc.	1.5%
Teradyne, Inc.	1.5%

Top Ten Countries	(%)*
United States	72.4%
Japan	7.6%
Netherlands	7.0%
Taiwan	6.6%
Canada	3.7%
United Kingdom	3.6%
Singapore	2.4%
Switzerland	2.2%
Israel	1.2%
Cash & Other	-6.7%

Updated Prospectus Web Address	https://www.defianceetfs.com/qtum/
Defiance Retail Kings ETF
Shareholder Report [Line Items]
Fund Name	Defiance Retail Kings ETF
Class Name	Defiance Retail Kings ETF
Trading Symbol	RKNG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Retail Kings ETF for the period of January 21, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/rkng/. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/rkng/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance Retail Kings ETF	$37	0.79%
[5],[6]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.79%	[6]
Net Assets	$ 7,150,748
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$7,150,748
Number of Holdings	31
Portfolio Turnover	86%
30-Day SEC Yield	-0.71%
30-Day SEC Yield Unsubsidized	-0.71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Information Technology	69.3%
Industrials	17.3%
Real Estate	3.4%
Materials	3.4%
Communication Services	3.2%
Energy	3.2%
Cash & Other	0.2%

Top 10 Issuers	(%)*
BlackBerry, Ltd.	4.5%
Nebius Group NV	3.9%
Micron Technology, Inc.	3.9%
Sandisk Corp.	3.8%
Bloom Energy Corp.	3.8%
Western Digital Corp.	3.8%
Advanced Micro Devices, Inc.	3.7%
Intel Corp.	3.7%
Vertiv Holdings Co.	3.6%
Dell Technologies, Inc.	3.6%

Updated Prospectus Web Address	https://www.defianceetfs.com/rkng/
Defiance Space and Connective Tech ETF
Shareholder Report [Line Items]
Fund Name	Defiance Space and Connective Tech ETF
Class Name	Defiance Space and Connective Tech ETF
Trading Symbol	UFOX (formerly SIXG)
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Space and Connective Tech ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/ufox/. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/ufox/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Space and Connective Tech ETF	$19	0.30%
[7]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.30%
Net Assets	$ 1,011,994,417
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,011,994,417
Number of Holdings	60
Portfolio Turnover	25%
30-Day SEC Yield	0.39%
30-Day SEC Yield Unsubsidized	0.39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Information Technology	72.3%
Communication Services	15.1%
Industrials	9.1%
Real Estate	3.1%
Cash & Other	0.4%

Top 10 Issuers	(%)*
Mount Vernon Liquid Assets Portfolio, LLC	19.6%
MaxLinear, Inc.	6.5%
Space Exploration Technologies Corp.	5.2%
Rocket Lab Corp.	4.9%
Apple, Inc.	3.8%
Broadcom, Inc.	3.8%
Marvell Technology, Inc.	3.8%
NVIDIA Corp.	3.7%
AST SpaceMobile, Inc.	3.5%
Cisco Systems, Inc.	3.4%

Updated Prospectus Web Address	https://www.defianceetfs.com/ufox/
Defiance US 100 Tech AI Moat ETF
Shareholder Report [Line Items]
Fund Name	Defiance US 100 Tech AI Moat ETF
Class Name	Defiance US 100 Tech AI Moat ETF
Trading Symbol	AIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance US 100 Tech AI Moat ETF for the period of June 24, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/aix/. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/aix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance US 100 Tech AI Moat ETF	$1	0.65%
[8],[9]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.65%	[9]
Net Assets	$ 1,010,136
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,010,136
Number of Holdings	30
Portfolio Turnover	2%
30-Day SEC Yield	-0.01%
30-Day SEC Yield Unsubsidized	-0.01%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Information Technology	74.0%
Communication Services	13.4%
Consumer Discretionary	10.8%
Industrials	1.4%
Real Estate	0.2%
Cash & Other	0.2%

Top 10 Issuers	(%)*
KLA Corp.	6.2%
Intel Corp.	5.9%
Micron Technology, Inc.	5.8%
Advanced Micro Devices, Inc.	5.8%
ARM Holdings PLC	5.3%
Tesla, Inc.	5.1%
Broadcom, Inc.	4.6%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc.	4.5%

Updated Prospectus Web Address	https://www.defianceetfs.com/aix/
Defiance US 100 Tech Ex Software ETF
Shareholder Report [Line Items]
Fund Name	Defiance US 100 Tech Ex Software ETF
Class Name	Defiance US 100 Tech Ex Software ETF
Trading Symbol	XIGV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance US 100 Tech Ex Software ETF for the period of June 24, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/xigv/. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/xigv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance US 100 Tech Ex Software ETF	$1	0.65%
[10],[11]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.65%	[11]
Net Assets	$ 1,009,110
Holdings Count | $ / shares	76
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,009,110
Number of Holdings	76
Portfolio Turnover	2%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.02%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)*
Information Technology	52.7%
Consumer Discretionary	15.1%
Communication Services	13.6%
Consumer Staples	5.6%
Health Care	5.3%
Industrials	3.3%
Utilities	1.7%
Materials	1.5%
Energy	0.7%
Cash & Other	0.5%

Top 10 Issuers	(%)*
Micron Technology, Inc.	5.9%
Advanced Micro Devices, Inc.	5.9%
Tesla, Inc.	5.1%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	4.6%
Alphabet, Inc.	4.6%
NVIDIA Corp.	4.6%
Apple, Inc.	4.6%
Meta Platforms, Inc.	4.6%
Intel Corp.	4.5%

Updated Prospectus Web Address	https://www.defianceetfs.com/xigv/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
*	Annualized

[4]
*	Annualized

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[7]
*	Annualized

[8]
**	Annualized

[9]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[10]
**	Annualized

[11]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.